Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-4255452
Plan number	003
Current Value	$ 968,758
Notes Receivable from Participants	15,953
Total Investments Reported in the 5500	$ 984,711
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate of participating loans	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate of participating loans	9.50%
Investment, Identifier [Axis]: American Funds EuroPacific Growth R6 Fund | Mutual Fund Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,536
Investment, Identifier [Axis]: Fidelity US Bond Index Fund | Mutual Fund Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,038
Investment, Identifier [Axis]: Goldman Sachs Stable Value Collective Trust Class 1 | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,097
Investment, Identifier [Axis]: Integrity Small/Mid Cap Collective Fund Class C | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,387
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	52,864
Investment, Identifier [Axis]: Kemper Corporation ESOP Fund | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,624
Investment, Identifier [Axis]: Prudential Core Plus Bond 12 Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,513
Investment, Identifier [Axis]: SEI Trust Company - Principal/MFS Value CIT N Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,791
Investment, Identifier [Axis]: Spartan 500 IDX PL CL C CIT | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	71,149
Investment, Identifier [Axis]: Spartan Ext Mkt Inx Pool CI C | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,539
Investment, Identifier [Axis]: Spartan Global ExUS IDX Pool C | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,958
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,573
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	68,181
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	118,643
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	138,489
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	116,789
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	101,802
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,749
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,320
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,693
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,436
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,015
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,091
Investment, Identifier [Axis]: Westfield Small/Mid Cap Growth Equity CIT Class D | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,481